Subordinated Borrowings - Summary of Subordinated Borrowings (Detail) - EUR (€) € in Millions		12 Months Ended
	Apr. 11, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings		€ 1,389	€ 764
Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings		€ 1,389	764
USD 800 million non-cumulative subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		5.50%
Coupon date		Semi-annually, April 11
Year of next call		2028
Subordinated borrowings		€ 693
USD 800 million non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.50%	5.50%
Coupon date		Semi-annualy, April 11
Year of next call		2028
Subordinated borrowings		€ 693
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		4.00%
Coupon date		Annually, April 25
Year of next call		2024
Subordinated borrowings		€ 696	695
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		4.00%
Coupon date		Annually, April 25
Year of next call		2024
Subordinated borrowings		€ 696	695
USD 525 million non-cumulative subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		8.00%
Coupon date		Quarterly, February 15
Year of next call		2018
Subordinated borrowings			69
USD 525 million non-cumulative subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate		8.00%
Coupon date		Quarterly, February 15
Year of next call		2018
Subordinated borrowings			€ 69